Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Major classifications of deposits
Interest-bearing demand deposits	$ 1,215,548	$ 1,244,590
Non-interest-bearing demand deposits	535,635	527,796
Saving deposits	264,155	262,044
Time deposits under $100,000	323,768	376,369
Time deposits $100,000 or more	256,725	177,747
Brokered time deposits	117,393	79,431
Total	$ 2,713,224	$ 2,667,977